Other Receivables, Deposits and Prepayments, Net (Tables)	6 Months Ended
Dec. 31, 2025
Other Receivables, Deposits and Prepayments, Net [Abstract]
Schedule of Other Receivables, Deposits and Prepayments, Net
	December 31, 2025	June 30, 2025
	RM	RM

Other receivables	128,544	-
Other deposits	57,890	4,022,650
Trade deposit paid	66,780,000	-
Prepayments	3,503	152,660
	66,969,937	4,175,310
Less: impairment allowance	-	(4,000,000)
	66,969,937	175,310